Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Desktop Metal, Inc.
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	XXX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001754820
Amendment Flag	false